Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$1,324,800	$(286,081)	$1,038,719
Transfer from Advances for vessels	67,504	—	67,504
Disposal	(20,630)	—	(20,630)
Impairment loss	(159,805)	68,512	(91,293)
Depreciation expense	—	(51,424)	(51,424)
Balance, December 31, 2017	$1,211,869	$(268,993)	$942,876
Transfer from Advances for vessels	60,482	—	60,482
Depreciation expense	—	(48,067)	(48,067)
Balance, December 31, 2018	$1,272,351	$(317,060)	$955,291